70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207 312.372.1121 • Fax 312.827.8000

KEVIN R. BETTSTELLER

312.807.4442

kbettsteller@bellboyd.com

DIRECT FAX:  312.345.1383

November 19, 2008

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Harris Associates Investment Trust

Annual Report

1933 Act Registration No. 33-38953
1940 Act Registration No. 811-06279

Ladies and Gentlemen:

On behalf of Harris Associates Investment Trust (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, we are transmitting for filing on Form N-CSR the Trust’s annual report for the period ended September 30, 2008.

Please contact me if you have any questions regarding this filing.

Very truly yours,

/s/ Kevin R. Bettsteller
Kevin R. Bettsteller

Enclosures

chicago • washington